Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Notes Payable [Abstract]
Schedule of notes payable
	September 30, 2022	December 31, 2021
Convertible secured debentures	$36,530,320	$—
RCB Equities #1, LLC term loan credit agreement	—	14,708,333
Contingently convertible promissory notes:
Schlumberger Technology Corp.	—	1,500,000
Transocean Inc.	—	1,500,000
Goradia Capital LLC	—	5,000,000
Material Impact Fund II, LP	—	5,000,000
In-Q-Tel, Inc.	—	250,000
Total	36,530,320	27,958,333
Less: debt discount, net	(21,485,485)	—
Less: current portion	—	(13,250,000)
Total notes payable – long-term	$15,044,835	$14,708,333

	December 31,
	2021	2020
Common stock repurchase note	$—	$484,836
Schlumberger Technology Corp. contingently convertible promissory note	1,500,000	1,500,000
Transocean Inc. contingently convertible promissory note	1,500,000	1,500,000
Goradia Capital LLC contingently convertible promissory note	5,000,000	—
Material Impact Fund II, LP contingently convertible promissory note	5,000,000	—
In-Q-Tel, Inc. contingently convertible promissory note	250,000	—
RCB Equities #1, LLC term loan credit agreement	14,708,333	—
Total	27,958,333	3,484,836
Less: current portion, unrelated parties	(10,250,000)	(484,836)
current portion, related parties	(3,000,000)	(3,000,000)
Total Notes payable – long-term	$14,708,333	$—

Schedule of conversion options were valued using the Black-Scholes option pricing model
Expected volatility	55.4%
Expected term (years)	1.04
Risk-free interest rate	0.38%
Dividend yield	0.0%
Publicly traded price of CleanTech common stock	$10.00
Estimated fair value of Nauticus common stock	$35.52